Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Face Statements [Line Items]
Profit for the year	$ 8,708	$ 15,025	$ 11,879
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Available-for-sale investments			146
– fair value gains/(losses)			1,227
– fair value gains reclassified to the income statement			(1,033)
– amounts reclassified to the income statement in respect of impairment losses			93
– income taxes			(141)
Debt instruments at fair value through other comprehensive income	1,152	(243)
– fair value gains/(losses)	1,793	(168)
– fair value gains transferred to the income statement on disposal	(365)	(95)
– expected credit recoveries/(losses) recognised in the income statement	109	(94)
– income taxes	(385)	114
Cash flow hedges	206	19	(192)
– fair value gains/(losses)	551	(267)	(1,046)
– fair value (gains)/losses reclassified to the income statement	(286)	317	833
– income taxes	(59)	(31)	21
Share of other comprehensive income/(expense) of associates and joint ventures	21	(64)	(43)
– share for the year	21	(64)	(43)
Exchange differences	1,044	(7,156)	9,077
– other exchange differences	1,044	(7,156)	8,939
– income tax attributable to exchange differences	0	0	138
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability	13	(329)	2,419
– before income taxes	(17)	(388)	3,440
– income taxes	30	59	(1,021)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(2,002)	2,847	(2,024)
– before income taxes	(2,639)	3,606	(2,409)
– income taxes	637	(759)	385
Equity instruments designated at fair value through other comprehensive income	366	(27)
– fair value gains/(losses)	364	(71)
– income taxes	2	44
Effects of hyperinflation	217	283
Other comprehensive (expense)/income for the year, net of tax	1,017	(4,670)	9,383
Total comprehensive income for the year	9,725	10,355	21,262
Attributable to:
– ordinary shareholders of the parent company	6,838	8,083	18,914
– preference shareholders of the parent company	90	90	90
– other equity holders	1,324	1,029	1,025
– non-controlling interests	1,473	1,153	1,233
Total comprehensive income for the year	9,725	10,355	21,262
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Profit for the year	9,041	52,825	5,539
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Available-for-sale investments	0	0	(53)
– fair value gains/(losses)	0	0	(70)
– income taxes	0	0	17
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(396)	865	(828)
– before income taxes	(573)	1,090	(1,007)
– income taxes	177	(225)	179
Other comprehensive (expense)/income for the year, net of tax	(396)	865	(881)
Total comprehensive income for the year	8,645	53,690	4,658
Attributable to:
Total comprehensive income for the year	$ 8,645	$ 53,690	$ 4,658